Provisions and contingent liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of provisions [Line Items]
Provision for closure of mining units and exploration projects	$ 225,877	$ 200,183	$ 206,462
Provision for bonus to employees and officers	18,620	2,331
Workers' profit sharing payable	1,772	3,569
Provision for environmental liabilities	3,768	5,534
Provision for obligations with communities	5,878	19,376
Provision for labor contingencies	4,042	2,963
Provision for safety contingencies	4,877	3,898
Board of Directors' participation	2,108	1,273
Provision for environmental contingencies	234	1,233
Other provisions	758	1,364
Provisions	267,934	241,724
Classification by maturity [Abstract]
Current provisions	68,172	76,847
Non-current Portion	199,762	164,877
Provisions	267,934	241,724
Provision for remediation and mine closure [Member]
Non-current provisions [abstract]
Other non-current provisions	131,888	156,859	153,313	$ 161,270
Minera Yanacocha SRL and subsidiary [member]
Disclosure of provisions [Line Items]
Provision for closure of mining units and exploration projects	1,294,464	1,234,731	$ 1,012,888	$ 578,959
Provision for social responsability	18,010	21,689
Accrual of operating costs	11,442	15,064
Workers' profit sharing payable	3,920	1,733
Provisions for Accruals Of Capital Expenditures	3,682	1,840
Other provisions	2,785	1,403
Provisions	1,334,303	1,276,460
Classification by maturity [Abstract]
Current provisions	41,154	39,495
Non-current Portion	1,293,149	1,236,965
Provisions	1,334,303	1,276,460
Sociedad Minera Cerro Verde S.A.A. [Member]
Current provisions [abstract]
Other current provisions	15,357	19,202
Non-current provisions [abstract]
Other non-current provisions	342,331	313,663
Sociedad Minera Cerro Verde S.A.A. [Member] | Provision for social commitments [Member]
Current provisions [abstract]
Other current provisions	1,815	2,767
Sociedad Minera Cerro Verde S.A.A. [Member] | Provisions related to services and freight not invoiced [Member]
Current provisions [abstract]
Other current provisions	11,823	14,513
Sociedad Minera Cerro Verde S.A.A. [Member] | Provision for remediation and mine closure [Member]
Current provisions [abstract]
Other current provisions	0	690
Non-current provisions [abstract]
Other non-current provisions	131,888	156,169
Sociedad Minera Cerro Verde S.A.A. [Member] | Legal proceedings provision [member]
Current provisions [abstract]
Other current provisions	1,719	1,232
Sociedad Minera Cerro Verde S.A.A. [Member] | Miscellaneous other provisions [member]
Non-current provisions [abstract]
Other non-current provisions	11,033	15,889
Sociedad Minera Cerro Verde S.A.A. [Member] | Provision for royalties and mining tax [Member]
Non-current provisions [abstract]
Other non-current provisions	191,299	133,376
Sociedad Minera Cerro Verde S.A.A. [Member] | Provision for interest [Member]
Non-current provisions [abstract]
Other non-current provisions	$ 8,111	$ 8,229